DEFERRED CHARGES AND OTHER ASSETS, NET (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred turnaround costs, net		$ 722.7	$ 673.1
Catalyst, net		132.7	124.3
Environmental credits		37.8	37.8
Finance lease assets	$ 81.3	24.2	0.0
Linefill		19.5	19.5
Pension plan assets		10.3	9.7
Intangible assets, net		0.5	0.5
Other		6.5	6.9
Total deferred charges and other assets, net		954.2	871.8
Intangible Assets, Net [Abstract]
Intangible assets - gross		4.0	4.0
Accumulated amortization		(3.5)	(3.5)
Intangible assets - net		$ 0.5	$ 0.5